Nature of Operations (Details)	12 Months Ended
Dec. 31, 2022 Segment
Segment Reporting Information [Line Items]
Number of operating segments	3
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Number of operating segments	1
BHE | Cove Point
Segment Reporting Information [Line Items]
Percentage of equity interest sold to noncontrolling interest owners	50.00%